As filed with the Securities and Exchange Commission on November 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

Copy to:

Mitchell E. Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2009
Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.16%	Held	Value
CONSUMER DISCRETIONARY - 10.81%
Hotels, Restaurants & Leisure - 1.57%
Carnival Corporation	139,200	$4,632,576
McDonald's Corporation	40,600	2,317,042
		6,949,618
Media - 3.65%
Comcast Corporation	350,600	5,637,648
Interpublic Group of Companies, Inc. (a)	631,800	4,751,136
Time Warner Cable, Inc.	134,400	5,791,296
		16,180,080
Multiline Retail - 1.58%
J.C. Penney Company, Inc.	207,900	7,016,625
Specialty Retail - 4.01%
The Gap, Inc.	197,200	4,220,080
Home Depot, Inc.	335,900	8,948,376
Limited Brands, Inc.	270,000	4,587,300
		17,755,756
TOTAL CONSUMER DISCRETIONARY		47,902,079
CONSUMER STAPLES - 6.96%
Food & Staples Retailing - 3.01%
Safeway, Inc.	540,500	10,658,660
Wal-Mart Stores, Inc.	54,800	2,690,132
		13,348,792
Food Products - 0.86%
Kraft Foods, Inc. - Class A	144,500	3,796,015
Tobacco - 3.09%
Lorillard, Inc.	61,000	4,532,300
Philip Morris International, Inc.	188,000	9,163,120
		13,695,420
TOTAL CONSUMER STAPLES		30,840,227
ENERGY - 8.29%
Oil, Gas & Consumable Fuels - 8.29%
ConocoPhillips	390,300	17,625,948
Royal Dutch Shell PLC - Class B - ADR	343,200	19,140,264
		36,766,212
TOTAL ENERGY		36,766,212
FINANCIALS - 27.27%
Commercial Banks - 7.97%
Comerica, Inc.	77,200	2,290,524
KeyCorp	610,603	3,968,919
PNC Financial Services Group	190,315	9,247,406
SunTrust Banks, Inc.	81,400	1,835,570
Wells Fargo & Company	638,834	18,002,342
		35,344,761
Consumer Finance - 0.98%
American Express Company	128,400	4,352,760
Diversified Financial Services - 10.55%
Bank of America Corporation	1,054,922	17,849,280
Citigroup, Inc.	1,938,845	9,384,010
JPMorgan Chase & Company	446,100	19,548,102
		46,781,392
Insurance - 7.77%
The Allstate Corporation	229,400	7,024,228
Genworth Financial, Inc.	427,000	5,102,650
MetLife, Inc.	118,842	4,524,315
Prudential Financial, Inc.	87,000	4,342,170
The Travelers Companies, Inc.	115,500	5,686,065
XL Capital Limited	444,400	7,759,224
		34,438,652
TOTAL FINANCIALS		120,917,565
HEALTH CARE - 9.43%
Health Care Equipment & Supplies - 0.97%
Zimmer Holdings, Inc. (a)	80,000	4,276,000
Pharmaceuticals - 8.46%
Bristol-Myers Squibb Company	383,000	8,625,160
Eli Lilly & Company	378,800	12,511,764
Johnson & Johnson	50,500	3,074,945
Merck & Company, Inc.	102,300	3,235,749
Pfizer, Inc.	204,700	3,387,785
Schering-Plough Corporation	236,400	6,678,300
		37,513,703
TOTAL HEALTH CARE		41,789,703
INDUSTRIALS - 13.49%
Aerospace & Defense - 5.98%
Boeing Company	44,000	2,382,600
Empresa Brasileira de Aeronautica SA - ADR	263,800	6,051,572
Honeywell International, Inc.	117,300	4,357,695
Lockheed Martin Corporation	56,700	4,427,136
Northrop Grumman Corporation	179,900	9,309,825
		26,528,828
Air Freight & Logistics - 2.07%
FedEx Corporation	122,000	9,176,840
Industrial Conglomerates - 1.77%
Tyco International Limited	227,200	7,833,856
Machinery - 3.67%
Cummins, Inc.	200,200	8,970,962
PACCAR, Inc.	193,200	7,285,572
		16,256,534
TOTAL INDUSTRIALS		59,796,058
INFORMATION TECHNOLOGY - 12.51%
Communications Equipment - 0.63%
Alcatel-Lucent - ADR (a)	625,500	2,808,495
Computers & Peripherals - 1.01%
Hewlett-Packard Company	95,200	4,494,392
Electronic Equipment & Instruments - 2.25%
Tyco Electronics Limited	446,800	9,954,704
Internet Software & Services - 1.26%
eBay, Inc. (a)	236,500	5,583,765
Software - 7.36%
CA, Inc.	691,206	15,199,620
Microsoft Corporation	432,200	11,189,658
Oracle Corporation	299,000	6,231,160
		32,620,438
TOTAL INFORMATION TECHNOLOGY		55,461,794
MATERIALS - 1.88%
Chemicals - 1.38%
PPG Industries, Inc.	105,400	6,135,334
Metals & Mining - 0.50%
Alcoa, Inc.	168,800	2,214,656
TOTAL MATERIALS		8,349,990
TELECOMMUNICATION SERVICES - 3.03%
Wireless Telecommunication Services - 3.03%
Vodafone Group PLC - ADR	596,700	13,425,750
TOTAL TELECOMMUNICATION SERVICES		13,425,750
UTILITIES - 6.49%
Electric Utilities - 6.49%
Edison International	199,800	6,709,284
Entergy Corporation	51,600	4,120,776
Exelon Corporation	211,500	10,494,630
FPL Group, Inc.	135,000	7,456,050
		28,780,740
TOTAL UTILITIES		28,780,740

Total investments - 100.16% (Cost $552,252,579)		444,030,118

Liabilities in excess of other assets - (0.16)%		(696,913)

Net assets - 100.00%		$443,333,205

(a) - Non-income producing security.
ADR - American Depository Receipt

Schedule of Investments - September 30, 2009
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.54%	Held	Value
CONSUMER DISCRETIONARY - 11.61%
Automobiles - 0.46%
Harley-Davidson, Inc.	260,500	$5,991,500
Household Durables - 0.50%
Fortune Brands, Inc.	151,000	6,489,980
Media - 2.53%
Comcast Corporation	2,035,900	32,737,272
Multiline Retail - 2.11%
J.C. Penney Company, Inc.	805,800	27,195,750
Specialty Retail - 4.64%
The Gap, Inc.	428,400	9,167,760
Home Depot, Inc.	967,709	25,779,768
Limited Brands, Inc.	1,468,700	24,953,213
		59,900,741
Textiles, Apparel & Luxury Goods - 1.37%
Jones Apparel Group, Inc.	987,000	17,696,910
TOTAL CONSUMER DISCRETIONARY		150,012,153
CONSUMER STAPLES - 4.02%
Food & Staples Retailing - 2.60%
Safeway, Inc.	1,703,500	33,593,020
Tobacco - 1.42%
Philip Morris International, Inc.	376,200	18,335,988
TOTAL CONSUMER STAPLES		51,929,008
ENERGY - 7.55%
Oil, Gas & Consumable Fuels - 7.55%
ConocoPhillips	705,200	31,846,832
Royal Dutch Shell PLC - Class B - ADR	1,177,900	65,691,483
		97,538,315
TOTAL ENERGY		97,538,315
FINANCIALS - 29.61%
Commercial Banks - 9.26%
KeyCorp	2,377,700	15,455,050
PNC Financial Services Group	758,400	36,850,656
Regions Financial Corporation	1,824,500	11,330,145
Wells Fargo & Company	1,987,891	56,018,768
		119,654,619
Diversified Financial Services - 11.31%
Bank of America Corporation	3,326,289	56,280,810
Citigroup, Inc.	5,610,582	27,155,217
JPMorgan Chase & Company	1,428,600	62,601,252
		146,037,279
Insurance - 9.04%
The Allstate Corporation	871,800	26,694,516
Genworth Financial, Inc.	1,262,400	15,085,680
MetLife, Inc.	580,658	22,105,650
The Travelers Companies, Inc.	399,300	19,657,539
Unum Group	436,000	9,347,840
XL Capital Limited	1,371,400	23,944,644
		116,835,869
TOTAL FINANCIALS		382,527,767
HEALTH CARE - 9.04%
Pharmaceuticals - 9.04%
Bristol-Myers Squibb Company	1,453,900	32,741,828
Eli Lilly & Company	1,296,800	42,833,304
Merck & Company, Inc.	313,700	9,922,331
Pfizer, Inc.	1,112,800	18,416,840
Schering-Plough Corporation	453,100	12,800,075
		116,714,378
TOTAL HEALTH CARE		116,714,378
INDUSTRIALS - 11.28%
Aerospace & Defense - 4.97%
Boeing Company	128,500	6,958,275
Empresa Brasileira de Aeronautica SA - ADR	768,500	17,629,390
Lockheed Martin Corporation	163,300	12,750,464
Northrop Grumman Corporation	520,000	26,910,000
		64,248,129
Industrial Conglomerates - 2.01%
Tyco International Limited	753,825	25,991,886
Machinery - 4.30%
Cummins, Inc.	576,200	25,819,522
PACCAR, Inc.	787,000	29,677,770
		55,497,292
TOTAL INDUSTRIALS		145,737,307
INFORMATION TECHNOLOGY - 11.56%
Electronic Equipment, Instruments & Components - 2.88%
Tyco Electronics Limited	1,669,025	37,185,877
Internet Software & Services - 0.63%
eBay, Inc. (a)	344,500	8,133,645
Software - 8.05%
BMC Software, Inc. (a)	336,300	12,621,339
CA, Inc.	2,383,681	52,417,145
Microsoft Corporation	1,505,400	38,974,806
		104,013,290
TOTAL INFORMATION TECHNOLOGY		149,332,812
MATERIALS - 3.10%
Chemicals - 3.01%
Eastman Chemical Company	236,100	12,640,794
PPG Industries, Inc.	451,200	26,264,352
		38,905,146
Metals & Mining - 0.09%
Alcoa, Inc.	82,900	1,087,648
TOTAL MATERIALS		39,992,794
TELECOMMUNICATION SERVICES - 3.03%
Wireless Telecommunication Services - 3.03%
Vodafone Group PLC - ADR	1,738,200	39,109,500
TOTAL TELECOMMUNICATION SERVICES		39,109,500
UTILITIES - 7.74%
Electric Utilities - 6.70%
Edison International	576,200	19,348,796
Exelon Corporation	770,200	38,217,324
FPL Group, Inc.	525,800	29,039,934
		86,606,054
Multi-Utilities - 1.04%
Wisconsin Energy Corporation	297,500	13,438,075
TOTAL UTILITIES		100,044,129

Total investments - 98.54% (Cost $1,510,974,967)		1,272,938,163

Time deposit* - 1.59%		20,551,216

Liabilities in excess of other assets - (0.13)%		(1,740,955)

Net assets - 100.00%		$1,291,748,424

(a) - Non-income producing security.
ADR - American Depository Receipt
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2009
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.66%	Held	Value
CONSUMER DISCRETIONARY - 16.95%
Auto Components - 2.55%
The Goodyear Tire & Rubber Company (a)	782,700	$13,329,381
Magna International, Inc.	483,900	20,575,428
		33,904,809
Media - 6.68%
Interpublic Group of Companies, Inc. (a)	4,136,900	31,109,488
Time Warner Cable, Inc.	319,700	13,775,873
Valassis Communications, Inc. (a) (b)	2,457,800	43,945,464
		88,830,825
Specialty Retail - 5.99%
The Gap, Inc.	608,200	13,015,480
Limited Brands, Inc.	2,330,300	39,591,797
Rent-A-Center, Inc. (a)	1,434,800	27,089,024
		79,696,301
Textiles, Apparel & Luxury Goods - 1.73%
Jones Apparel Group, Inc.	1,288,000	23,093,840
TOTAL CONSUMER DISCRETIONARY		225,525,775
CONSUMER STAPLES - 6.34%
Food & Staples Retailing - 3.85%
Safeway, Inc.	2,089,300	41,200,996
SUPERVALU, Inc.	661,300	9,959,178
		51,160,174
Tobacco - 2.49%
Lorillard, Inc.	446,400	33,167,520
TOTAL CONSUMER STAPLES		84,327,694
ENERGY - 0.32%
Energy Equipment & Services - 0.32%
Tidewater, Inc.	90,700	4,271,063
TOTAL ENERGY		4,271,063
FINANCIALS - 30.30%
Commercial Banks - 14.74%
Comerica, Inc.	1,385,300	41,101,851
Fifth Third Bancorp	4,066,800	41,196,684
First Horizon National Corporation	1	8
KeyCorp	6,618,320	43,019,080
PNC Financial Services Group	517,284	25,134,830
Regions Financial Corporation	4,158,200	25,822,422
SunTrust Banks, Inc.	880,200	19,848,510
		196,123,385
Consumer Finance - 1.75%
Capital One Financial Corporation	653,200	23,338,836
Diversifed Financial Services - 1.57%
PHH Corporation (a)	1,053,300	20,897,472
Insurance - 9.81%
The Allstate Corporation	321,100	9,832,082
CNA Financial Corporation (a)	1,306,724	31,544,317
Conseco, Inc. (a)	3,637,600	19,133,776
Genworth Financial, Inc.	1,914,300	22,875,885
The Hanover Insurance Group, Inc.	475,100	19,635,883
XL Capital Limited	1,574,000	27,482,040
		130,503,983
Real Estate Management & Development - 2.43%
MI Developments, Inc. (b)	2,399,100	32,363,859
TOTAL FINANCIALS		403,227,535
HEALTH CARE - 6.62%
Health Care Equipment & Supplies - 0.52%
Zimmer Holdings, Inc. (a)	128,500	6,868,325
Health Care Providers & Services - 1.75%
Lincare Holdings, Inc. (a)	746,500	23,328,125
Health Care Technology - 1.30%
IMS Health, Inc.	1,124,400	17,259,540
Pharmaceuticals - 3.05%
King Pharmaceuticals, Inc. (a)	3,775,100	40,657,827
TOTAL HEALTH CARE		88,113,817

INDUSTRIALS - 7.87%
Aerospace & Defense - 3.07%
Empresa Brasileira de Aeronautica SA - ADR	1,779,300	40,817,142
Industrial Conglomerates - 1.00%
Tyco International Limited	388,100	13,381,688
Machinery - 1.04%
PACCAR, Inc.	365,600	13,786,776
Professional Services - 2.04%
Manpower, Inc.	478,200	27,118,722
Road & Rail - 0.72%
Con-way, Inc.	250,200	9,587,664
TOTAL INDUSTRIALS		104,691,992

INFORMATION TECHNOLOGY - 15.46%
Computers & Peripherals - 1.34%
Sun Microsystems, Inc. (a)	1,962,300	17,837,307
Electronic Equipment, Instruments & Components - 2.85%
Tyco Electronics Limited	1,703,000	37,942,840
Semiconductor & Semiconductor Equipment - 2.47%
National Semiconductor Corporation	1,384,500	19,756,815
ON Semiconductor Corporation (a)	1,586,600	13,089,450
		32,846,265
Software - 8.80%
BMC Software, Inc. (a)	966,600	36,276,498
CA, Inc.	2,862,244	62,940,745
Novell, Inc. (a)	2,396,600	10,808,666
Symantec Corporation (a)	433,000	7,131,510
		117,157,419
TOTAL INFORMATION TECHNOLOGY		205,783,831
MATERIALS - 3.59%
Chemicals - 3.59%
Eastman Chemical Company	86,900	4,652,626
PPG Industries, Inc.	398,300	23,185,043
RPM International, Inc.	1,076,000	19,895,240
		47,732,909
TOTAL MATERIALS		47,732,909
UTILITIES - 10.21%
Electric Utilities - 7.32%
Edison International	786,800	26,420,744
Great Plains Energy, Inc.	1,413,600	25,374,120
Portland General Electric Company	1,340,900	26,442,548
Westar Energy, Inc.	984,000	19,197,840
		97,435,252
Independent Power Producers & Energy Traders - 0.91%
Mirant Corporation (a)	734,100	12,061,263
Multi-Utilities - 1.98%
Wisconsin Energy Corporation	584,500	26,401,865
TOTAL UTILITIES		135,898,380

Total investments - 97.66% (Cost $1,622,647,374)		1,299,572,996

Time deposit* - 0.92%		12,204,210

Other assets in excess of liabilities - 1.42%		18,928,668

Net assets - 100.00%		$1,330,705,874

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2009, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2009	Additions	Reductions	September 30, 2009	Income	September 30, 2009
MI Developments, Inc.	2,448,100	—	49,000	2,399,100	$312,133	$32,363,859
Valassis Communications, Inc.	1,118,300	1,685,200	345,700	2,457,800	—	43,945,464
					$312,133

ADR - American Depository Receipt
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2009
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.47%	Held	Value
CONSUMER DISCRETIONARY - 22.35%
Auto Components - 0.54%
Hawk Corporation (a)	81,100	$1,112,692
Hotels, Restaurants & Leisure - 1.03%
Jack in the Box, Inc. (a)	75,100	1,538,799
Lakes Entertainment, Inc. (a)	175,900	591,024
		2,129,823
Media - 8.63%
Interpublic Group of Companies, Inc. (a)	792,600	5,960,352
Valassis Communications, Inc. (a)	658,800	11,779,344
Westwood One, Inc. (a)	8,784	60,610
		17,800,306
Specialty Retail - 5.38%
Limited Brands, Inc.	288,800	4,906,712
Rent-A-Center, Inc. (a)	328,000	6,192,640
		11,099,352
Textiles, Apparel & Luxury Goods - 6.77%
Jones Apparel Group, Inc.	343,200	6,153,576
Quiksilver, Inc. (a)	2,446,300	6,727,325
The Warnaco Group, Inc. (a)	24,800	1,087,728
		13,968,629
TOTAL CONSUMER DISCRETIONARY		46,110,802
CONSUMER STAPLES - 1.10%
Food Products - 1.10%
Overhill Farms, Inc. (a)	374,100	2,263,305
TOAL CONSUMER STAPLES		2,263,305
ENERGY - 1.31%
Oil, Gas & Consumable Fuels - 1.31%
Stone Energy Corporation (a)	166,400	2,713,984
TOTAL ENERGY		2,713,984
FINANCIALS - 30.89%
Commercial Banks - 7.90%
City National Corporation	36,800	1,432,624
Fifth Third Bancorp	193,100	1,956,103
First Horizon National Corporation	339,015	4,485,173
KeyCorp	351,500	2,284,750
Synovus Financial Corporation	591,300	2,217,375
Territorial Bancorp, Inc. (a)	4,600	72,128
Webster Financial Corporation	309,000	3,853,230
		16,301,383
Diversified Financial Services - 2.53%
PHH Corporation (a)	263,000	5,217,920
Insurance - 12.84%
Conseco, Inc. (a)	716,000	3,766,160
Employers Holdings, Inc.	289,900	4,487,652
The Hanover Insurance Group, Inc.	152,400	6,298,692
PMA Capital Corporation (a)	200,300	1,139,707
United America Indemnity Limited - Class A (a)	1,460,927	10,796,250
		26,488,461
Real Estate Investment Trusts - 3.24%
CapLease, Inc.	835,900	3,368,677
U-Store-It Trust	532,500	3,328,125
		6,696,802
Real Estate Management & Development - 4.38%
MI Developments, Inc.	669,500	9,031,555
TOTAL FINANCIALS		63,736,121
HEALTH CARE - 6.35%
Health Care Providers & Services - 1.74%
Lincare Holdings, Inc. (a)	115,100	3,596,875
Health Care Technology - 1.44%
IMS Health, Inc.	193,400	2,968,690
Pharmaceuticals - 3.17%
King Pharmaceuticals, Inc. (a)	606,800	6,535,236
TOTAL HEALTH CARE		13,100,801
INDUSTRIALS - 9.43%
Aerospace & Defense - 1.00%
Empresa Brasileira de Aeronautica SA - ADR	90,200	2,069,188
Machinery - 3.37%
Miller Industries, Inc. (a) (b)	630,700	6,937,700
Professional Services - 5.01%
Heidrick & Struggles International, Inc.	133,200	3,098,232
Hudson Highland Group, Inc. (a) (b)	1,550,100	4,712,304
Spherion Corporation (a)	406,800	2,526,228
		10,336,764
Road & Rail - 0.05%
Con-way, Inc.	2,800	107,296
TOTAL INDUSTRIALS		19,450,948
INFORMATION TECHNOLOGY - 11.00%
Computers & Peripherals - 0.70%
Hypercom Corporation (a)	469,400	1,455,140
IT Services - 3.91%
InfoGROUP, Inc. (a)	796,300	5,582,063
Ness Technologies, Inc. (a)	315,300	2,487,717
		8,069,780
Semiconductor & Semiconductor Equipment - 0.71%
ON Semiconductor Corporation (a)	176,700	1,457,775
Software - 5.68%
Lawson Software, Inc. (a)	1,040,100	6,490,224
Novell, Inc. (a)	676,300	3,050,113
TIBCO Software, Inc. (a)	229,300	2,176,057
		11,716,394
TOTAL INFORMATION TECHNOLOGY		22,699,089
MATERIALS - 6.17%
Chemicals - 2.08%
RPM International, Inc.	232,100	4,291,529
Metals & Mining - 4.09%
Carpenter Technology Corporation	334,000	7,812,260
Universal Stainless & Alloy (a)	34,500	629,625
		8,441,885
TOTAL MATERIALS		12,733,414
UTILITIES - 10.87%
Electric Utilities - 9.72%
Great Plains Energy, Inc.	497,000	8,921,150
Portland General Electric Company	307,800	6,069,816
Westar Energy, Inc.	259,300	5,058,943
		20,049,909
Independent Power Producers & Energy Traders - 1.15%
Mirant Corporation (a)	145,300	2,387,279
TOTAL UTILITIES		22,437,188

Total investments - 99.47% (Cost $264,992,611)		205,245,652

Other assets in excess of liabilities - 0.53%		1,089,667

Net assets - 100.00%		$206,335,319

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2009, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2009	Additions	Reductions	September 30, 2009	Income	September 30, 2009
Hudson Highland Group, Inc.	1,517,900	32,200	—	1,550,100	$—	$4,712,304
Miller Industries, Inc.	693,300	—	62,600	630,700	—	6,937,700

ADR - American Depository Receipt

Schedule of Investments - September 30, 2009
Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 88.42%	Held	Value
CONSUMER DISCRETIONARY - 13.27%
Distributors - 0.62%
KSW, Inc.	64,500	$250,260
Hotels, Restaurants & Leisure - 1.09%
Lakes Entertainment, Inc. (a)	130,200	437,472
Media - 6.54%
Interpublic Group of Companies, Inc. (a)	62,300	468,496
Valassis Communications, Inc. (a)	120,200	2,149,176
Westwood One, Inc. (a)	678	4,678
		2,622,350
Specialty Retail - 3.34%
Limited Brands, Inc.	37,800	642,222
Rent-A-Center, Inc. (a)	36,900	696,672
		1,338,894
Textiles, Apparel & Luxury Goods - 1.68%
Quiksilver, Inc. (a)	245,500	675,125
TOTAL CONSUMER DISCRETIONARY		5,324,101
CONSUMER STAPLES - 16.93%
Food Products - 7.99%
Kraft Foods, Inc. - Class A	35,000	919,450
Overhill Farms, Inc. (a)	378,200	2,288,110
		3,207,560
Tobacco - 8.94%
Lorillard, Inc.	14,200	1,055,060
Philip Morris International, Inc.	51,900	2,529,606
		3,584,666
TOTAL CONSUMER STAPLES		6,792,226
ENERGY - 4.83%
Oil, Gas & Consumable Fuels - 4.83%
ConocoPhillips	11,900	537,404
Royal Dutch Shell PLC - Class B - ADR	25,100	1,399,827
		1,937,231
TOTAL ENERGY		1,937,231
FINANCIALS - 23.73%
Commercial Banks - 4.53%
PNC Financial Services Group	4,600	223,514
Wells Fargo & Company	56,505	1,592,311
		1,815,825
Diversified Financial Services - 8.48%
Bank of America Corporation	77,300	1,307,916
JPMorgan Chase & Company	38,100	1,669,542
PHH Corporation (a)	21,400	424,576
		3,402,034
Insurance - 5.20%
Conseco, Inc. (a)	87,000	457,620
United America Indemnity Limited - Class A (a)	220,269	1,627,788
		2,085,408
Real Estate Management & Development - 5.00%
MI Developments, Inc.	148,700	2,005,963
Thrifts & Mortgage Finance - 0.52%
Tree.com, Inc. (a)	27,700	209,135
TOTAL FINANCIALS		9,518,365
HEALTH CARE - 3.35%
Pharmaceuticals - 3.35%
Eli Lilly & Company	40,700	1,344,321
TOTAL HEALTH CARE		1,344,321
INDUSTRIALS - 10.50%
Aerospace & Defense - 0.94%
Northrop Grumman Corporation	7,300	377,775
Air Freight & Logistics - 1.07%
Air T., Inc.	44,100	426,006
Machinery - 3.56%
Miller Industries, Inc. (a)	129,798	1,427,778
Professional Services - 4.93%
Hudson Highland Group, Inc. (a)	650,800	1,978,432
TOTAL INDUSTRIALS		4,209,991

INFORMATION TECHNOLOGY - 4.45%
IT Services - 0.05%
InfoGROUP, Inc. (a)	3,200	22,432
Software - 4.40%
CA, Inc.	80,200	1,763,598
TOTAL INFORMATION TECHNOLOGY		1,786,030
MATERIALS - 5.30%
Containers & Packaging - 1.58%
UFP Technologies, Inc. (a)	103,900	634,829
Metals & Mining - 3.72%
Carpenter Technology Corporation	63,700	1,489,943
TOTAL MATERIALS		2,124,772

TELECOMMUNICATION SERVICES - 3.98%
Wireless Telecommunication Services - 3.98%
Vodafone Group PLC - ADR	71,000	1,597,500
TOTAL TELECOMMUNICATION SERVICES		1,597,500
UTILITIES - 2.08%
Electric Utilities - 2.08%
Edison International	24,800	832,784
TOTAL UTILITIES		832,784
Total common stocks (Cost $40,759,836)		35,467,321

OTHER INVESTMENT COMPANIES - 5.38%
Equity Mutual Funds - 5.38%
Boulder Total Return Fund, Inc.	57,800	694,178
Diamond Hill Financial Trends Fund, Inc.	91,100	706,025
John Hancock Bank and Thrift Opportunity Fund	34,200	483,246
Kayne Anderson Energy Development Company	20,800	275,184
		2,158,633
Total other investment companies (Cost $2,093,826)		2,158,633
CONVERTIBLE PREFERRED STOCKS - 5.04%
UTILITIES - 5.04%
Electric Utilities - 5.04%
Great Plains Energy, Inc., 12.000%	31,900	2,022,460
TOTAL UTILITIES		2,022,460
Total convertible preferred stocks (Cost $1,642,987)		2,022,460

Total investments - 98.84% (Cost $44,496,649)		39,648,414

Time deposit* - 0.35%		141,112

Other assets in excess of liabilities - 0.81%		325,757

Net assets - 100.00%		$40,115,283

(a) - Non-income producing security.
ADR - American Depository Receipt
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2009
Hotchkis and Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 90.64%	Amount	Value
Airlines - 1.25%
Delta Air Lines, Inc.
9.500%, 09/15/2014
(Acquired 09/23/09; Cost $492,827) (r)	$500,000	$502,500
		502,500
Apparel/Textiles - 1.35%
Jones Apparel Group, Inc.
6.125%, 11/15/2034	100,000	74,500
Quiksilver, Inc.
6.875%, 04/15/2015	625,000	470,313
		544,813
Auto Loans - 3.24%
Ford Motor Credit Company LLC
7.800%, 06/01/2012 (b)	1,350,000	1,305,472
Auto Parts & Equipment - 2.69%
Affinia Group, Inc.
10.750%, 08/15/2016
(Acquired 08/06/09; Cost $493,995) (r)	500,000	540,000
Goodyear Tire & Rubber Company
10.500%, 05/15/2016 (b)	500,000	545,000
		1,085,000
Banking - 5.34%
GMAC, Inc.
7.000%, 02/01/2012
(Acquired 04/29/09 - 07/20/09; Cost $1,189,388) (r)	1,400,000	1,316,000
NB Capital Trust IV
8.250%, 04/15/2027	392,000	388,080
Zions Bancorporation
7.750%, 09/23/2014	500,000	447,944
		2,152,024
Building & Construction - 1.53%
M/I Homes, Inc.
6.875%, 04/01/2012 (i)	664,000	617,520
Consumer/Commercial/Lease Financing - 2.97%
SLM Corporation - Series A
8.450%, 06/15/2018 (b)	1,500,000	1,197,945
Electric - Generation - 5.35%
AES Ironwood LLC
8.857%, 11/30/2025	328,721	303,245
Dynegy Roseton/Danskammer Pass Through Trust - Series B
7.670%, 11/08/2016	500,000	459,375
Edison Mission Energy
7.000%, 05/15/2017	405,000	340,200
Midwest Generation LLC - Series B
8.560%, 01/02/2016	390,687	396,547
Mirant Americas Generation LLC
8.500%, 10/01/2021	750,000	656,250
		2,155,617
Electric - Integrated - 1.28%
North American Energy Alliance, LLC/
North American Energy Alliance Finance Corporation
10.875%, 06/01/2016
(Acquired 09/22/09; Cost $488,696) (r)	500,000	517,500
Energy - Exploration & Production - 3.43%
Forest Oil Corporation
8.500%, 02/15/2014
(Acquired 04/01/09 - 04/07/09; Cost $378,747) (r)	400,000	405,000
Quicksilver Resources, Inc.
8.250%, 08/01/2015	250,000	245,000
9.125%, 08/15/2019	350,000	350,000
Stone Energy Corporation
6.750%, 12/15/2014	500,000	382,500
		1,382,500
Food & Drug Retailers - 2.51%
American Stores Company
8.000%, 06/01/2026	600,000	543,000
Rite Aid Corporation
9.750%, 06/12/2016
(Acquired 06/09/09; Cost $250,000) (r)	250,000	271,250
10.375%, 07/15/2016	200,000	198,500
		1,012,750
Forestry/Paper - 5.51%
Clearwater Paper Corporation
10.625%, 06/15/2016
(Acquired 06/08/09; Cost $246,980) (i) (r)	250,000	271,562
Georgia-Pacific LLC
8.000%, 01/15/2024	1,150,000	1,144,250
NewPage Corporation
11.375%, 12/31/2014
(Acquired 09/17/09; Cost $469,993) (r)	500,000	493,750
Verso Paper Holdings LLC/Verso Paper, Inc.
11.500%, 07/01/2014
(Acquired 05/28/09; Cost $277,377) (r)	300,000	309,000
		2,218,562
Gaming - 4.37%
Ameristar Casinos, Inc.
9.250%, 06/01/2014
(Acquired 05/12/09; Cost $291,843) (r)	300,000	312,750
Harrah's Operating Company, Inc.
11.250%, 06/01/2017
(Acquired 09/08/09; Cost $500,000) (r)	500,000	507,500
MGM Mirage, Inc.
10.375%, 05/15/2014
(Acquired 05/14/09; Cost $486,709) (r)	500,000	536,250
Penn National Gaming, Inc.
8.750%, 08/15/2019
(Acquired 08/10/09; Cost $400,000) (r)	400,000	403,000
		1,759,500
Gas Distribution - 4.08%
Enterprise Products Operating LLC - Series A
8.375%, 08/01/2066 (a)	500,000	468,090
Ferrellgas Partners LP
8.750%, 06/15/2012	350,000	355,250
9.125%, 10/01/2017
(Acquired 09/09/09; Cost $492,995) (r)	500,000	517,500
		872,750
Inergy LP/Inergy Finance Corporation
8.250%, 03/01/2016	300,000	303,000
		1,643,840
Health Services - 6.45%
Biomet, Inc.
10.375%, 10/15/2017	661,000	705,617
HCA, Inc.
9.625%, 11/15/2016	1,450,000	1,511,625
United Surgical Partners International, Inc.
9.250%, 05/01/2017	400,000	382,000
		2,599,242
Household & Leisure Products - 1.30%
ACCO Brands Corporation
10.625%, 03/15/2015	500,000
(Acquired 09/21/09; Cost $492,513) (r)		525,000
Leisure - 2.37%
Brunswick Corporation
11.250%, 11/01/2016
(Acquired 08/11/09; Cost $242,639) (r)	250,000	273,750
Speedway Motorsports, Inc.
8.750%, 06/01/2016
(Acquired 05/14/09; Cost $290,948) (r)	300,000	313,500
Universal City Development Partners Limited
11.750%, 04/01/2010	365,000	368,650
		955,900
Machinery - 0.65%
The Manitowoc Company, Inc.
7.125%, 11/01/2013	300,000	261,000
Media - Broadcast - 0.76%
Sirius XM Radio, Inc.
9.750%, 09/01/2015
(Acquired 08/13/09; Cost $291,884) (r)	300,000	307,500
Media - Diversified - 0.99%
Quebecor Media, Inc.
7.750%, 03/15/2016	400,000	398,000
Media - Services - 2.54%
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017
(Acquired 06/10/09; Cost $294,144) (r)	300,000	325,500
Lamar Media Corporation
9.750%, 04/01/2014	300,000	326,250
WMG Acquisition Corporation
9.500%, 06/15/2016
(Acquired 05/19/09 - 08/18/09; Cost $343,899) (r)	350,000	371,000
		1,022,750
Metals/Mining Excluding Steel - 3.23%
Novelis, Inc.
11.500%, 02/15/2015
(Acquired 09/21/09; Cost $502,500) (r)	500,000	507,500
Teck Resources Limited
10.250%, 05/15/2016	700,000	794,500
		1,302,000

Multi-Line Insurance - 3.10%
American International Group, Inc.
4.250%, 05/15/2013	500,000	416,728
8.250%, 08/15/2018	500,000	425,544
Genworth Financial, Inc.
4.950%, 10/01/2015	474,000	406,953
		1,249,225
Non-Food & Drug Retailers - 4.51%
Freedom Group, Inc.
10.250%, 08/01/2015
(Acquired 07/15/09; Cost $244,716) (r)	250,000	266,250
Limited Brands, Inc.
8.500%, 06/15/2019
(Acquired 06/16/09; Cost $387,239) (r)	400,000	419,145
Macy's Retail Holdings, Inc.
8.000%, 07/15/2012	100,000	101,548
Neiman Marcus Group, Inc.
7.125%, 06/01/2028	180,000	154,800
Penske Auto Group, Inc.
7.750%, 12/15/2016	250,000	231,875
Saks, Inc.
9.875%, 10/01/2011	400,000	402,000
Sonic Automotive, Inc. - Series B
8.625%, 08/15/2013	250,000	240,000
		1,815,618
Packaging - 3.87%
BWAY Corporation
10.000%, 04/15/2014
(Acquired 04/01/09 - 07/20/09; Cost $392,528) (r)	425,000	451,562
Graphic Packaging International, Inc.
9.500%, 06/15/2017
(Acquired 08/13/09; Cost $309,000) (r)	300,000	320,250
Greif, Inc.
7.750%, 08/01/2019
(Acquired 07/23/09; Cost $386,708) (r)	400,000	414,000
Solo Cup Company
10.500%, 11/01/2013
(Acquired 06/24/09; Cost $349,624) (r)	350,000	372,750
		1,558,562
Pharmaceuticals - 1.61%
Elan Corporation PLC
8.750%, 10/15/2016
(Acquired 09/29/09; Cost $394,840) (r)	400,000	395,000
Valeant Pharmaceuticals International
8.375%, 06/15/2016
(Acquired 06/03/09; Cost $242,404) (r)	250,000	255,000
		650,000
Printing & Publishing - 1.57%
Valassis Communications, Inc.
8.250%, 03/01/2015	700,000	630,875
Restaurants - 1.21%
O'Charley's, Inc.
9.000%, 11/01/2013	500,000	487,500
Software/Services - 1.06%
Unisys Corporation
12.750%, 10/15/2014
(Acquired 08/07/09; Cost $416,000) (r)	400,000	426,000
Telecom - Integrated/Services - 3.83%
Hughes Network Systems LLC
9.500%, 04/15/2014
(Acquired 06/05/09; Cost $490,871) (r)	500,000	505,000
Qwest Corporation
8.375%, 05/01/2016
(Acquired 04/07/09; Cost $371,479) (r)	400,000	416,000
Time Warner Telecom Holdings
9.250%, 02/15/2014	600,000	621,000
		1,542,000
Telecom - Wireless - 6.69%
DigitalGlobe, Inc.
10.500%, 05/01/2014
(Acquired 04/21/09; Cost $241,483) (r)	250,000	266,250
GeoEye, Inc.
9.625%, 10/01/2015
(Acquired 09/23/09; Cost $486,310) (d) (r)	500,000	508,750
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	300,000	308,250
Sprint Nextel Corporation
8.375%, 08/15/2017	500,000	500,000
Telesat Canada / Telesat LLC
11.000%, 11/01/2015	300,000	321,000
Wind Acquisition Finance SA
11.750%, 07/15/2017
(Acquired 07/01/09; Cost $682,902) (r)	700,000	792,750
		2,697,000
Total corporate bonds (Cost $33,630,263)		36,523,715

CONVERTIBLE BONDS - 1.15%
Multi-Line Insurance - 1.15%
Conseco, Inc. (a)
3.500%, 09/30/2035	500,000	462,500
Total convertible bonds (Cost $434,236)		462,500

ASSET BACKED SECURITIES - 2.57%
Airlines - 2.57%
Continental Airlines, Inc.
Series 2000-1, Class A-1, 8.048%, 11/01/2020	314,754	299,016
Delta Air Lines, Inc.
Series 2000-1, Class A-2, 7.570%, 05/18/2012	450,000	445,500
Series 2001-1, Class A-2, 7.111%, 03/18/2013	300,000	292,500
Total asset backed securities (Cost $981,193)		1,037,016

PREFERRED STOCKS - 0.54%	Shares
Banking - 0.54%
BAC Capital Trust IV, 5.875%	12,000	218,400
Total preferred stocks (Cost $213,173)		218,400

Total investments - 94.90% (Cost $35,258,865)		38,241,631

Time deposit* - 3.64%		1,467,875

Other assets in excess of liabilities - 1.46%		587,625

Net assets - 100.00%		$40,297,131

(a) - The coupon rate shown on variable rate securities represents the rate at September 30, 2009.
(b) - All or a portion of this security is segregated as collateral for delayed delivery securities.
(d) - Delayed delivery security.
(i) - Illiquid security.
(r) - Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of restricted securities was $15,336,019, representing 38.06% of net assets.
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 10/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Diversified	Large Cap	Mid-Cap
	Value Fund	Value Fund	Value Fund
Cost of investments	$552,252,579	$1,510,974,967	$1,622,647,374
Gross unrealized appreciation	28,647,667	102,072,251	93,256,634
Gross unrealized depreciation	(136,870,128)	(340,109,055)	(416,331,012)
Net unrealized depreciation	$(108,222,461)	$(238,036,804)	$(323,074,378)

	Small Cap	Value	High
	Value Fund	Opportunities Fund	Yield Fund
Cost of investments	$264,992,611	$44,496,649	$35,258,865
Gross unrealized appreciation	22,753,167	4,894,940	2,999,183
Gross unrealized depreciation	(82,500,126)	(9,743,175)	(16,417)
Net unrealized appreciation/ depreciation	$(59,746,959)	$(4,848,235)	$2,982,766

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2009:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$444,030,118	$1,272,938,163	$1,299,572,996
Level 2 --- Other significant observable market inputs	—	—	—
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$444,030,118	$1,272,938,163	$1,299,572,996

	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$205,245,652	$35,467,321	$—
Miscellaneous	—	2,158,633	—
Convertible Preferred Stocks	—	2,022,460	—
Preferred Stocks	—	—	218,400
Level 2 --- Other significant observable market inputs:
Corporate Bonds	—	—	36,523,715
Convertible Bonds	—	—	462,500
Asset Backed Securities	—	—	1,037,016
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$205,245,652	$39,648,414	$38,241,631

The Trust did not have any liabilities that were measured at fair value on September 30, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hotchkis and Wiley Funds

By (Signature and Title)    /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date    November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date    November 24, 2009

By (Signature and Title)    /s/ James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date    November 24, 2009